Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)				9 Months Ended
	Feb. 07, 2021	Aug. 11, 2020	Apr. 02, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Sponsor and Initial Public Offering [Abstract]
Deferred offering costs				$ 200,000	$ 3,200,000	$ 0
Trust Account [Abstract]
Unrecognized tax benefits				391,000		$ 0
Arya Sciences Acquisition Corp III
Sponsor and Initial Public Offering [Abstract]
Gross proceeds from initial public offering		$ 149,500,000		149,500,000
Deferred offering costs		8,800,000
Deferred underwriting commissions		5,200,000
Gross proceeds from private placement				4,990,000
Trust Account [Abstract]
Assets Held-in-trust, Noncurrent				149,552,952	149,563,934
Cash				1,001,032	682,010
Working capital				916,000	864,000
Deferred Offering Costs Paid by Sponsor in Exchange for Issuance of Ordinary Shares				25,000
Proceeds from Related Party Debt				136,590
Unrecognized tax benefits				0	0
Accrued interest and penalties				0	0
Arya Sciences Acquisition Corp III | Nautilus Biotechnology, Inc. [Member]
Sponsor and Initial Public Offering [Abstract]
Share price (in dollars per share)	$ 10.00
Trust Account [Abstract]
Stock Issued During Period, Shares, Acquisitions	20,000,000
Proceeds from Issuance of Common Stock	$ 200,000,000
Business combination share conversion (in shares)	1
Implied equity value	$ 900,000,000
Investor [Member] | Arya Sciences Acquisition Corp III
Trust Account [Abstract]
Deferred Offering Costs Paid by Sponsor in Exchange for Issuance of Ordinary Shares			$ 25,000
Investor [Member] | Promissory Note [Member] | Arya Sciences Acquisition Corp III
Trust Account [Abstract]
Proceeds from Related Party Debt			$ 200,000
Notes Payable, Related Parties, Current				$ 0	0
Maximum
Trust Account [Abstract]
Interest from Trust Account that can be held to pay dissolution expenses					$ 100,000
Maximum | Arya Sciences Acquisition Corp III
Trust Account [Abstract]
Interest from Trust Account that can be held to pay dissolution expenses		$ 100,000
Private Placement Units [Member] | Arya Sciences Acquisition Corp III
Sponsor and Initial Public Offering [Abstract]
Shares issued (in shares)		499,000
Share price (in dollars per share)		$ 10.00
Gross proceeds from private placement		$ 5,000,000.0
Trust Account [Abstract]
Units Issued During Period, Shares, New Issues		499,000
Initial Public Offering [Member] | Public Shares [Member] | Arya Sciences Acquisition Corp III
Sponsor and Initial Public Offering [Abstract]
Shares issued (in shares)		14,950,000
Share price (in dollars per share)		$ 10.00
Gross proceeds from initial public offering		$ 149,500,000
Trust Account [Abstract]
Units Issued During Period, Shares, New Issues		14,950,000
Over-Allotment Option [Member] | Arya Sciences Acquisition Corp III
Sponsor and Initial Public Offering [Abstract]
Shares issued (in shares)		1,950,000
Trust Account [Abstract]
Units Issued During Period, Shares, New Issues		1,950,000
Over-Allotment Option [Member] | Public Shares [Member] | Arya Sciences Acquisition Corp III
Sponsor and Initial Public Offering [Abstract]
Shares issued (in shares)		1,950,000
Share price (in dollars per share)		$ 10.00
Trust Account [Abstract]
Units Issued During Period, Shares, New Issues		1,950,000